Stockholders' Equity - Schedule of Series C Preferred Stock Outstanding, Conversion Shares and Future Dividends (Detail) - $ / shares shares in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024
Series C-1 Preferred Shares [Member]
Class Of Stock [Line Items]
Number		10,925	10,925
Conversion price	$ 2,030	$ 58	$ 58
Number of conversion shares		188	188
Dividend Shares (in thousands)		151	151
Series C-2 Preferred Shares [Member]
Class Of Stock [Line Items]
Number		898	898
Conversion price	$ 2,124.5	$ 60.7	$ 60.7
Number of conversion shares		15	15
Dividend Shares (in thousands)		10	10
Series C-3 Preferred Shares [Member]
Class Of Stock [Line Items]
Number		1,845	1,845
Conversion price		$ 57.5	$ 57.5
Number of conversion shares		32	32
Dividend Shares (in thousands)		24	24
Series C Preferred Stock [Member]
Class Of Stock [Line Items]
Number		13,668	13,668
Number of conversion shares		235	235
Dividend Shares (in thousands)	5	185	185
Series C Preferred Stock [Member] | 10% - August 19, 2021 [Member]
Class Of Stock [Line Items]
Dividend Shares (in thousands)	1	34	34
Series C Preferred Stock [Member] | 15% - August 19, 2022 [Member]
Class Of Stock [Line Items]
Dividend Shares (in thousands)	1	43	43
Series C Preferred Stock [Member] | 20% - August 19, 2023 [Member]
Class Of Stock [Line Items]
Dividend Shares (in thousands)	1	49	49
Series C Preferred Stock [Member] | 25% - August 19, 2024 [Member]
Class Of Stock [Line Items]
Dividend Shares (in thousands)	2	59	59